Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property And Equipment, Net

	As of December 31,
	2020	2021
	RMB	RMB
Furniture, fixtures and equipment	51,101	65,814
Motor vehicles	7,603	5,057
Leasehold improvement	42,523	52,266
Construction in progress	3,464	63,000
Total cost	104,691	186,137
Less: Accumulated depreciation	(65,707)	(83,979)

Property and equipment, net	38,984	102,158